Note 22 - Financial Instruments Carried at Fair Value (Details) - Details of Company’s Swap Agreement (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Note 22 - Financial Instruments Carried at Fair Value (Details) - Details of Company’s Swap Agreement [Line Items]
Contract Notional Amount	$ 39,429	$ 27,059
Fair Value	39,300	20,222
Interest Rate Swap [Member] | Piraeus Bank A.E. [Member] | London Interbank Offered Rate (LIBOR) [Member]
Note 22 - Financial Instruments Carried at Fair Value (Details) - Details of Company’s Swap Agreement [Line Items]
Fixed Rate	4.08%
Interest Rate Swap [Member] | Piraeus Bank A.E. [Member]
Note 22 - Financial Instruments Carried at Fair Value (Details) - Details of Company’s Swap Agreement [Line Items]
Contract Notional Amount	37,400
Fair Value		269
Interest Rate Swap [Member]
Note 22 - Financial Instruments Carried at Fair Value (Details) - Details of Company’s Swap Agreement [Line Items]
Fair Value		$ 269